Income Tax Expenses For Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expenses For Continuing Operations

Income tax expenses for continuing operation is nil for all the years ended December 2010, 2011 and 2012.

Continuing operations:	2010	2011	2012
Profit/(loss) before tax	$(2,306)	$(3,747)	$(678)
Applicable tax rate	0%	0%	25%

Computed expected tax expense	—	—	(170)
Effect on non-PRC entities not subject to income tax	—	—	167
Valuation allowance	—	—	3

Actual income tax expense	$—	$—	$—